Related Party Transactions - Additional Information - RIF (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity investment that can be called beginning in December 2023 and ending in December 2026
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		15.00%
Put by RIF starting in January 2027 and ending in December 2027
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		3.175%
RIF Transaction
Related Party Transaction [Line Items]
Proceeds from sale of equity investment	$ 12,300
Equity interest held by related party		20.00%
Loan from related party		$ 18,400
Fixed interest rate on loan		6.35%
Gelesis
Related Party Transaction [Line Items]
Loan from related party			$ 5,664	$ 109
Gelesis | Equity investment that can be called beginning in December 2023 and ending in December 2026
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction			15.00%
Gelesis | Put by RIF starting in January 2027 and ending in December 2027
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction			3.175%